Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Unallocated Common Stock Held by ESOP	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ 901,279	$ 532	$ 533,720	$ 483,269	$ (62,033)	$ (34,033)	$ (20,176)
Net income	78,886			78,886
Total other comprehensive income (loss)	9,070						9,070
Purchase of treasury stock	(32,489)				(32,489)
Treasury stock allocated to restricted stock plan	0		(6,588)	(559)	7,147
Compensation cost for stock options and restricted stock	8,738		8,738
ESOP shares allocated or committed to be released	1,956		538			1,418
Balance at Dec. 31, 2011	967,440	532	536,408	561,596	(87,375)	(32,615)	(11,106)
Net income	88,767			88,767
Total other comprehensive income (loss)	3,499						3,499
Common stock issued to finance acquisition	7,561			(142)	7,703
Purchase of treasury stock	(902)				(902)
Treasury stock allocated to restricted stock plan	0		(7,137)	297	6,840
Compensation cost for stock options and restricted stock	3,651		3,651
Net tax benefit from stock-based compensation	93		93
Option exercise	41		(1)		42
Cash dividend declared	(5,595)			(5,595)
ESOP shares allocated or committed to be released	2,262		844			1,418
Balance at Dec. 31, 2012	1,066,817	532	533,858	644,923	(73,692)	(31,197)	(7,607)
Net income	112,031			112,031
Total other comprehensive income (loss)	(18,089)						(18,089)
Common stock issued to finance acquisition	179,171	64	179,107
Purchase of treasury stock	(1,531)				(1,531)
Treasury stock allocated to restricted stock plan	0		(55)	13	42
Compensation cost for stock options and restricted stock	3,478		3,478
Net tax benefit from stock-based compensation	1,262		1,262
Option exercise	10,637		2,502		8,135
Cash dividend declared	(22,404)			(22,404)
ESOP shares allocated or committed to be released	2,955		1,537			1,418
Balance at Dec. 31, 2013	$ 1,334,327	$ 596	$ 721,689	$ 734,563	$ (67,046)	$ (29,779)	$ (25,696)